Warrant Liabilities	9 Months Ended
Sep. 30, 2025
Warrant Liabilities [Abstract]
Warrant Liabilities
9. Warrant Liabilities
Common Stock Warrant Liabilities
As of September 30, 2025, the Company had the following liability classified warrants to purchase shares of its common stock outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
PIPE Warrants	17,769	$12.00	9/24/2031
NRA Warrants	7,607	$12.00	9/24/2031

Total outstanding	25,376

PIPE Warrants
At the Closing, and in connection with a financing transaction (see Note 10), the Company issued PIPE Warrants to purchase shares of its common stock that were immediately exercisable upon issuance. The PIPE Warrants are subject to standard anti-dilution provisions, a reset of the exercise price six and nine months after the Closing Date based on the trailing
45-day
VWAP of the Company’s stock as well as down-round provisions that provide for adjustments upon the expiration or termination of certain Company securities. As a result of the down-round provisions, which may result in adjustments triggered by events that are not an input into the fair value model, the PIPE Warrants did not meet the requirements for equity classification and were therefore classified as liabilities, subject to remeasurement each reporting period (see Note 4).
Non-Redemption
Agreement Warrants
The NRA Warrants have substantially the same terms as the PIPE Warrants, including the standard anti-dilution provisions, a reset of the exercise price as well as down-round provisions that provide for adjustments upon the expiration or termination of certain Company securities as described above. Similarly, the NRA Warrants did not meet the requirements for equity classification and were therefore classified as liabilities, subject to remeasurement each reporting period (see Note 4).

Legacy Kodiak Warrant Liabilities—Redeemable Convertible Preferred Stock Warrants
At the Closing, certain Legacy Kodiak warrants to purchase shares of redeemable convertible preferred stock that had previously been issued were net settled, resulting in the issuance of 614,799 shares of Kodiak common stock. In addition, certain Legacy Kodiak warrants to purchase shares of redeemable convertible preferred stock were assumed by the Company and became 558,559 shares to purchase its common stock, or the Assumed Kodiak Warrants (see Note 11).
Upon the Closing, the Kodiak Assumed Warrants were remeasured and reclassified to equity as it met the criteria for equity classification.